TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current taxes (benefit)	$ 408	$ (2)	$ 31
Deferred taxes (benefit)	(288)	(926)	(223)
Taxes with respect to prior years		2	(84)
Impairment (recording) of withholding tax asset			221
Actual tax expense (benefit)	$ 120	$ (926)	$ (55)